INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPOSITION OF INCOME TAX BENEFITS

Composition of income tax benefits for the periods are as follow:

	December 31, 2025 US$’000	December 31, 2024 US$’000	December 31, 2023 US$’000
Current income tax expenses (benefits)	-	-	-
Deferred income tax expenses (benefits)	-	-	-
Income tax expenses	-	-	-

SCHEDULE OF RECONCILIATIONS OF EFFECTIVE TAX RATE

The following table reconciles to the Group’s effective tax rate for the years ended December 31, 2025, 2024 and 2023:

	December 31,	December 31,	December 31,
	2025	2024	2023

United States federal statutory tax rate	21%	21%	21%
State income taxes, net of federal benefit	-%	-%	-%
Foreign tax rate differences	(21)%	(21)%	(21)%
Change in valuation allowance on United States DTA	-%	-%	-%

SCHEDULE OF DEFERRED TAX ASSETS

Significant components of deferred tax assets were as follows:

	December 31,	December 31,
	2025	2024

Deferred tax assets
Net operating loss carryforward in the United States	261	53
Valuation allowance	(261)	(53)
Net deferred tax asset	-	-